Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Total Purchase Price and Converted Outstanding Stock Options [Table Text Block]

The merger has been accounted for as an acquisition of Objet by Stratasys, Inc. in accordance with Accounting Standards Codification Topic 805, “Business Combinations,” using the acquisition method of accounting with Stratasys, Inc. as the accounting acquirer. Since Stratasys, Ltd. (formerly known as Objet, Ltd.), as the parent company of Stratasys, Inc. after the merger, is the legal acquirer, the merger has been accounted for as a reverse acquisition. Under these accounting standards, Stratasys, Inc.’s total purchase price is calculated as if Stratasys, Inc. had issued its shares to Objet’s shareholders and converted options to purchase Objet’s ordinary shares to options to purchase Stratasys, Inc. common stock, as follows:

(in millions, except price per share)
Number of shares of Objet ordinary shares outstanding on December 1, 2012	15.4
Exchange ratio	1.0
Stratasys, Inc. shares deemed (for accounting purposes only) issued to Objet shareholders	15.4
Stratasys, Inc. closing price on December 1, 2012 merger date	$74.95
Total fair value of stock consideration	1,158
Fair value of deemed (for accounting purposes only) conversion of Objet equity awards	183
Fair value of non-controlling interest	0.3
Total purchase price	$1,341

Objet Ltd [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following assumptions were applied in determining the fair value of deemed (for accounting purposes only) conversion of Objet equity awards:

Risk-free interest rate	0.35%-0.49%
Expected option term	2.5-3.7 years
Expected price volitility	60.72%-62.59%
Dividend yield	-
Weighted average merger date fair value	$8.62

Schedule of Purchase Price Allocation [Table Text Block]
The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):
Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

Schedule of Acquired Finite and Indefinite Lived Intangible Assets by Major Class [Text Block]

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176

Business Acquisition, Pro Forma Information [Table Text Block]

The actual Objet net sales and net income included in the Company’s consolidated statements of operations and comprehensive income for the year ended December 31, 2012 (for the period from the December 1, 2012 merger date through December 31, 2012, which are not indicative of the results to be expected for a full year) and the supplemental unaudited pro forma net sales and net income of the combined entity had the acquisition been completed on January 1, 2011 (in thousands, except per share data) are as follows:

Actual Objet results of operations included in the
Consolidated Results of Operations:
Net sales	$19,098
Loss attributable to Objet	(4,626)

	Year ended
(Unaudited)	December 31,
	2012	2011
Supplemental pro forma combined results of operations:
Net sales	$359,054	$274,310
Loss attributable to Stratasys Ltd.	(21,577)	(78,705)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$(0.58)	$(2.15)

Business Acquisition, Proforma Information Non Recurring Adjustments [Table Text Block]

Adjustments to the supplemental pro forma combined results of operations are as follows (in thousands):

(Unaudited)	Year ended
	December 31,
	2012	2011
Stock-based compensation related to business combination	$22,642	$22,079
Increase in amortization of intangibles	44,239	48,261
Adjust expenses related to business combination
(deal fees, inventory step-up, backlog, deferred revenues,
stock-based compensation accelerations)	(28,850)	50,644
Adjust taxes related to the adjustments to the supplemental pro forma	(2,899)	(6,960)
	$35,132	$114,024

Solidscape, Inc [Member]
Schedule of Purchase Price Allocation [Table Text Block]
The final allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):
Allocation of
Purchase Price
Cash and cash equivalents	$540
Accounts receivable	439
Inventories	1,578
Other current assets	771
Deferred income taxes	383
Property, plant and equipment	364
Goodwill	24,616
Intangible assets	19,500
Total assets acquired	48,191
Accounts payable & other liabilities	(1,041)
Unearned revenue	(154)
Deferred tax liabilities	(7,897)
Total liabilities assumed	(9,092)

Total purchase price	$39,099

Schedule of Acquired Finite and Indefinite Lived Intangible Assets by Major Class [Text Block]

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$11,750	6.7
Customer base	5,100	15
Trademarks	1,150	15
In-process R&D	1,150	Indefinite
Non-compete agreement	350	3
Total intangible assets	$19,500